Transactions with Related Parties	3 Months Ended
Dec. 31, 2018
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

The Company’s ship-owning subsidiary has entered into a separate vessel management agreement with Pavimar S.A. (“Pavimar” or the “Manager”), a company controlled by Ismini Panagiotidis, the sister of Petros Panagiotidis (see Note 1). Pursuant to the terms of the management agreement, Pavimar provides the Company with a wide range of shipping services, including, but not limited to, crew management, technical management, operational employment management, insurance arrangements, provisioning, bunkering, accounting, general administration and audit support services, in exchange for a fixed daily fee, for a period beginning upon the vessel's delivery and until the termination of the agreement. The agreement, which became effective upon the delivery of the Vessel to its then existing shareholders on February 21, 2017, shall continue until the sale of the Vessel, unless earlier terminated by either party giving two months’ written notice to the other. In the event of termination other than by reason of default by the Manager, the management fee payable to Pavimar shall continue to be payable for a further period of three calendar months as from the termination date. The management fee is subject to an annual review at the date of the anniversary of the management agreement. On November 13, 2017, it was agreed that the daily fixed fee of the vessel be increased from $250 to $320 and such fee to remain at this level until December 16, 2019, at which time the daily management fee may be revised.

During the period ended September 30, 2017, the year ended September 30, 2018 and the three months ended December 31, 2018, the Company incurred Management fees under the vessel management agreement amounting to $55,500, $111,480 and $29,440, respectively, which are separately reflected  in the accompanying consolidated statements of comprehensive income.

In addition, each month the Manager makes payments for operating expenses with cash advances provided by the Company. As of September 30, 2017 and 2018 and December 31, 2018, amounts of $96,264, $263,079 and $176,434, respectively, were due from the Manager in relation to these working capital advances granted to it.